BALANCE SHEETS [Parenthetical] (USD $)	Jul. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	240,014,765	198,100,817	115,638,243
Common stock, shares outstanding	240,014,765	198,100,817	115,638,243
Series B Preferred Stock [Member]
Preferred stock, shares issued	740	789	0
Preferred stock, shares outstanding	740	789	0
Series A Preferred Stock [Member]
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0